Stockholders' Equity - Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2023	Oct. 31, 2023	Mar. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	2,509,149		2,709,831
Equity Incentive Plan 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	0		0
2016 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	75,000		75,000
Equity Incentive Plan 2022 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	1,643,798		1,071,471
2023 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance		45,000
Stock options [Member] | Equity Incentive Plan 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	440,591		1,345,664
Stock options [Member] | 2016 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance			58,426
Stock options [Member] | Equity Incentive Plan 2022 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	204,868		55,553
Stock options [Member] | 2021 Inducement Equity Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	1,000		1,000
Stock options [Member] | Incentive Award Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	50,000		50,000
Stock options [Member] | 2023 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	45,000
Restricted stock units (RSUs) [Member] | Equity Incentive Plan 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	6,250		10,075
Restricted stock units (RSUs) [Member] | Equity Incentive Plan 2022 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	117,642		117,642